Segmented Information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segmented Information

NOTE 11 - Segmented Information

The Company has one operating segment, being the acquisition and exploration of exploration and evaluation assets.

Geographic information is as follows:

	As at December 31, 2020
	Canada	US	Total
	$	$	$
Reclamation bonds	-	3,499,646	3,499,646
Property and equipment	2,736	172,200	174,936
Exploration and evaluation assets	-	244,065,107	244,065,107
Right-of-use assets	304,213	222,746	526,959
	306,949	247,959,699	248,266,648

	As at December 31, 2019
	Canada	US	Total
	$	$	$
Reclamation bonds	-	2,122,559	2,122,559
Property and equipment	19,611	277,553	297,164
Exploration and evaluation assets	-	221,330,931	221,330,931
Right-of-use assets	374,417	356,392	730,809
	394,028	224,087,435	224,481,463